(Loss)/Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
(Loss)/Earnings Per Share	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2019	2018
Net (loss)/income attributable to Golar LNG Limited stockholders - basic and diluted	(154,423)	15,317

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2019	2018
Basic:
Weighted average number of common shares outstanding	100,802	100,628

Dilutive:
Dilutive impact of share options	—	100
Weighted average number of common shares outstanding	100,802	100,728

(Loss)/earnings per share are as follows:

	Six months ended June 30,
	2019	2018
Basic and diluted	$(1.53)	$0.15

For the six months ended June 30, 2019 and 2018, convertible bonds and employee share plans have been excluded from the calculation of diluted EPS because the effect was anti-dilutive.